UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22798

FS Global Credit Opportunities Fund—A

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—A

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—A (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of September 30, 2016, the Company invested $1,053,983 in the Fund, representing approximately 99.5% of the Company’s net assets and approximately 82.2% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of September 30, 2016, the Company had $1,059,729 of net assets, 138,404,604 common shares outstanding and a NAV per common share of approximately $7.66.

The Fund’s unaudited consolidated schedule of investments as of September 30, 2016 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—38.0%
American Bath Group, LLC	(f)	Capital Goods	L+575	1.0%	9/30/23	$13,636	$13,091	$13,636
Aspect Software, Inc.	(s)	Software & Services	L+950	1.0%	5/25/18	1,726	1,726	1,744
Aspect Software, Inc.	(g)(s)	Software & Services	L+950	1.0%	5/25/18	628	628	634
Aspect Software, Inc.	(s)	Software & Services	L+950	1.0%	5/25/20	7,138	7,138	7,209
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	11/15/17	245	245	245
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	4/15/18	649	649	649
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	5/15/18	244	244	244
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	6/15/18	142	142	142
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	7/15/18	230	230	230
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	8/15/18	235	235	235
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	9/15/18	339	339	339
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	10/15/18	335	335	335
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	11/15/18	336	336	336
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	12/15/18	377	377	377
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	1/15/19	407	407	407
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	2/15/19	429	429	429
Avaya Inc.	(e)	Technology Hardware & Equipment	L+525	1.0%	5/29/20	1,933	1,315	1,441
Bioplan USA, Inc.	(e)	Materials	L+475	1.0%	9/23/21	16,019	14,046	15,138
Caesars Entertainment Operating Co., Inc.	(i)	Consumer Services	9.7%		10/31/16	881	869	881
Caesars Entertainment Operating Co., Inc.	(i)	Consumer Services	5.8%		3/1/17	3,187	3,129	3,118
Caesars Entertainment Operating Co., Inc.	(f)(i)	Consumer Services	6.7%		3/1/17	3,951	3,687	4,277
Caesars Entertainment Operating Co., Inc.	(f)(i)	Consumer Services	9.0%		3/1/17	10,187	9,740	10,780
CEVA Group Plc	(g)	Transportation	L+500		3/19/19	25,000	24,522	19,977
CEVA Group Plc	(e)	Transportation	L+550	1.0%	3/19/21	1,372	1,147	1,106
CEVA Intercompany BV	(e)	Transportation	L+550	1.0%	3/19/21	1,411	1,180	1,137
CEVA Logistics Canada, ULC	(e)	Transportation	L+550	1.0%	3/19/21	243	203	196
CEVA Logistics U.S. Holdings, Inc.	(e)	Transportation	L+550	1.0%	3/19/21	1,946	1,627	1,568
CITGO Holding, Inc.	(e)	Energy	L+850	1.0%	5/12/18	19,542	19,558	19,814
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	11/20/16	74	74	74
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	12/24/16	211	211	211
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	1/22/17	315	315	315
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	2/19/17	298	298	298
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	3/24/17	383	383	383
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	4/22/17	560	560	560

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	5/2/17	$467	$467	$466
CLP Issuer, LLC	(g)	Diversified Financials	L+1000	1.0%	5/2/17	10,393	10,393	10,383
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	5/20/17	747	747	746
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	6/24/17	1,458	1,458	1,457
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	7/22/17	1,672	1,672	1,670
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	8/19/17	1,927	1,927	1,925
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	9/23/17	1,495	1,495	1,494
Commercial Barge Line Company	(f)	Transportation	L+875	1.0%	11/12/20	46,290	43,723	45,189
Compuware Corp.	(e)	Software & Services	L+525	1.0%	12/15/21	17,660	16,992	17,626
Concordia Healthcare Corp.	(e)	Pharmaceuticals, Biotechnology & Life Sciences	L+500	1.0%	10/21/21	£29,775	43,441	35,470
Diamond Resorts International, Inc.	(e)	Consumer Services	L+600	1.0%	9/2/23	$20,000	19,503	19,938
Drillships Ocean Ventures Inc.		Transportation	L+450	1.0%	7/25/21	4,073	3,453	2,843
Emerging Markets Communications, LLC	(e)	Telecommunication Services	L+575	1.0%	7/1/21	9,875	9,215	9,548
Fairway Group Acquisition Co.		Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		1/3/20	3,794	3,794	3,472
Fairway Group Acquisition Co.		Food & Staples Retailing	L+800	1.0%	1/3/20	6,029	6,029	6,089
Getty Images, Inc.	(e)	Media	L+350	1.3%	10/18/19	20,945	15,049	17,577
HNC Holdings, Inc.	(f)	Capital Goods	L+450	1.0%	9/30/23	3,109	3,093	3,117
iHeartCommunications, Inc.	(e)(f)	Media	L+675		1/30/19	12,969	9,969	10,028
iHeartCommunications, Inc.		Media	L+750		7/30/19	9,229	9,098	7,102
JSS Holdings, Inc.		Capital Goods	L+650	1.0%	8/31/21	22,563	21,342	22,450
Meldrew Participations B.V.	(h)	Food, Beverage & Tobacco	L+400, 350 PIK (350 Max PIK)	1.0%	10/31/19	£95	143	84
Neiman Marcus Group LTD LLC	(e)	Retailing	L+325	1.0%	10/25/20	$5,801	5,344	5,353
NextGen Finance, LLC	(e)	Telecommunication Services	L+400	1.0%	5/31/21	4,888	4,853	4,888
Novitex Acquisition, LLC		Software & Services	L+675	1.3%	7/7/20	30,892	29,702	29,039
Origami Owl, LLC	(i)(q)	Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	21,350	21,167	5,871
Origami Owl, LLC	(i)(q)	Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	2,352	2,333	647
Origami Owl, LLC	(g)(i)(q)	Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	368	368	101
Polycom, Inc.	(e)(f)	Technology Hardware & Equipment	L+650	1.0%	9/27/23	10,000	9,600	9,650
Precyse Acquisition Corp.		Health Care Equipment & Services	L+550	1.0%	10/19/22	3,618	3,567	3,650
Propulsion Acquisition, LLC		Commercial & Professional Services	L+600	1.0%	7/13/21	17,929	16,874	17,480
Reddy Ice Corp.	(e)	Food, Beverage & Tobacco	L+550	1.3%	5/1/19	2,427	2,250	2,236

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Scientific Games International, Inc.	(e)	Consumer Services	L+500	1.0%	10/18/20	$9,923	$9,703	$9,968
Scientific Games International, Inc.	(e)	Consumer Services	L+500	1.0%	10/1/21	9,937	9,691	9,969
Seadrill Operating LP		Energy	L+300	1.0%	2/21/21	16,916	13,182	8,493
Stardust Finance Holdings, Inc.	(e)	Materials	L+550	1.0%	3/14/22	10,198	10,076	10,167
Stonewall Gas Gathering LLC		Capital Goods	L+775	1.0%	1/28/22	1,793	1,723	1,833
SunGard Availability Services Capital, Inc.	(e)	Software & Services	L+500	1.0%	3/29/19	25,292	23,505	23,901
Toys “R” Us-Delaware, Inc.	(e)	Retailing	L+375	1.5%	5/25/18	11,698	10,396	11,058
Toys “R” Us-Delaware, Inc.	(e)	Retailing	L+875	1.0%	4/24/20	33,913	30,696	29,558
Varsity Brands Holding Co., Inc.	(e)	Media	L+400	1.0%	12/11/21	9,211	9,141	9,270
Victory Capital Operating, LLC	(e)	Diversified Financials	L+750	1.0%	10/29/21	2,223	2,210	2,193

Total Senior Secured Loans—First Lien							548,799	522,464
Unfunded Loan Commitments							(35,911)	(35,911)

Net Senior Secured Loans—First Lien							512,888	486,553

Senior Secured Loans—Second Lien—15.6%
American Bath Group, LLC	(f)	Capital Goods	L+975	1.0%	9/30/24	24,000	22,080	23,160
BBB Industries US Holdings, Inc.		Automobiles & Components	L+875	1.0%	11/3/22	10,000	9,597	9,275
Colouroz Investment 2 LLC	(e)	Materials	L+725	1.0%	9/5/22	3,429	3,408	3,303
Compuware Corp.		Software & Services	L+825	1.0%	12/15/22	23,476	20,891	22,170
DTZ U.S. Borrower, LLC	(e)	Real Estate	L+825	1.0%	11/4/22	6,261	6,230	6,313
Fairway Group Acquisition Co.		Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		10/3/21	3,296	3,296	2,703
Inmar, Inc.		Software & Services	L+700	1.0%	1/27/22	11,783	11,712	10,880
Neff Rental LLC		Capital Goods	L+625	1.0%	6/9/21	30,060	28,649	29,459
Renaissance Learning, Inc.	(e)	Software & Services	L+700	1.0%	4/11/22	2,473	2,454	2,437
Stadium Management Corp.		Consumer Services	L+825	1.0%	2/27/21	987	987	978
Stardust Finance Holdings, Inc.	(e)	Materials	L+950	1.0%	3/13/23	38,125	37,316	38,149
TNS, Inc.	(e)	Software & Services	L+800	1.0%	8/14/20	8,820	8,785	8,754
Toys “R” US Property Company I, LLC		Real Estate	L+500	1.0%	8/21/19	15,516	14,279	14,759
UFC Holdings, LLC		Media	L+750	1.0%	8/18/24	25,000	24,753	25,469
Vantage Energy, LLC		Energy	L+750	1.0%	12/20/18	1,795	1,786	1,728

Total Senior Secured Loans—Second Lien							196,223	199,537

Senior Secured Bonds—27.8%
Arch Coal, Inc.	(i)(o)(p)(q)	Energy	8.0%		1/15/19	1,685	42	88
Atrium Windows and Doors, Inc.	(o)(p)	Capital Goods	7.8%		5/1/19	11,658	10,041	10,642

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Avaya Inc.	(n)(o)(p)	Technology Hardware & Equipment	7.0%		4/1/19	$65,125	$48,269	$48,333
Avaya Inc.	(o)(p)	Technology Hardware & Equipment	9.0%		4/1/19	408	276	309
BlueLine Rental Finance Corp.	(n)(o)	Capital Goods	7.0%		2/1/19	9,738	8,286	8,509
Caesars Entertainment Resort Properties, LLC	(p)	Consumer Services	8.0%		10/1/20	22,000	21,683	22,825
CEDC Finance Corporation International, Inc.	(p)	Food, Beverage & Tobacco	10.0%		4/30/18	26,069	25,039	20,698
CEVA Group Plc	(o)(p)	Transportation	7.0%		3/1/21	18,330	18,213	14,870
CEVA Group Plc	(o)(p)	Transportation	9.0%		9/1/21	20,304	19,624	13,185
CITGO Holding, Inc.	(o)(p)	Energy	10.8%		2/15/20	25,460	24,515	25,555
Gogo Intermediate Holdings LLC	(n)(o)	Software & Services	12.5%		7/1/22	69,000	69,506	74,635
iHeartCommunications, Inc.	(f)(n)	Media	9.0%		12/15/19	1,646	1,298	1,304
iHeartCommunications, Inc.	(n)(p)	Media	9.0%		3/1/21	18,068	13,832	13,415
iHeartCommunications, Inc.	(p)	Media	11.3%		3/1/21	2,143	1,556	1,678
iHeartCommunications, Inc.	(n)(p)	Media	9.0%		9/15/22	17,116	12,394	12,516
iHeartCommunications, Inc.	(n)(p)	Media	10.6%		3/15/23	21,801	16,135	16,323
Intelsat Jackson Holdings S.A.	(n)(o)(p)	Telecommunication Services	8.0%		2/15/24	29,719	29,460	29,886
Kinetic Concepts, Inc.	(n)(o)	Health Care Equipment & Services	9.6%		10/1/21	7,256	7,256	7,265
Lightstream Resources Ltd.	(i)(n)(q)	Energy	9.9%		6/15/19	12,741	12,741	11,403
Momentive Performance Materials Inc.	(n)	Materials	4.7%		4/24/22	11,408	9,757	8,642
NES Rentals Holdings, Inc.	(n)(o)(p)	Capital Goods	7.9%		5/1/18	14,900	12,816	14,745

Total Senior Secured Bonds							362,739	356,826

Subordinated Debt—36.8%
Apex Tool Group, LLC	(n)(o)(p)	Capital Goods	7.0%		2/1/21	16,659	13,216	15,944
Arch Coal, Inc.	(i)(n)(p)(q)	Energy	7.0%		6/15/19	41,976	994	2,151
Arch Coal, Inc.	(i)(n)(p)(q)	Energy	9.9%		6/15/19	17,116	330	738
Arch Coal, Inc.	(i)(p)(q)	Energy	7.3%		10/1/20	10,882	224	558
Arch Coal, Inc.	(i)(n)(p)(q)	Energy	7.3%		6/15/21	11,644	1,730	619
Aspect Software, Inc.	(n)(o)(s)	Software & Services	3.0% PIK (3.0% Max PIK)		5/25/23	5,709	5,709	5,709
Beazer Homes USA, Inc.	(p)	Consumer Durables & Apparel	7.3%		2/1/23	18,550	17,865	18,581
CIS General Insurance Ltd.	(n)	Insurance	12.0%		5/8/25	£51,987	79,183	74,080
Diamond Resorts International, Inc.	(n)(o)	Consumer Services	10.8%		9/1/24	$25,360	24,814	24,873
Dish Network Corporation	(n)(o)	Media	3.4%		8/15/26	14,490	14,490	15,945
Eclipse Resources Corp.	(n)	Energy	8.9%		7/15/23	4,150	4,020	4,057
Frontier Communications Corp.	(n)(p)	Telecommunication Services	10.5%		9/15/22	10,000	10,302	10,637
Frontier Communications Corp.	(f)(p)	Telecommunication Services	11.0%		9/15/25	30,000	31,026	31,331

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
iHeartCommunications, Inc.	(f)(n)(p)	Media	12.0%, 2.0% PIK (2.0% Max PIK)		2/1/21	$26,767	$12,092	$10,740
Intelsat Jackson Holdings S.A.	(n)	Telecommunication Services	7.3%		4/1/19	1,184	887	954
Intelsat Jackson Holdings S.A.	(n)(p)	Telecommunication Services	7.3%		10/15/20	31,350	24,000	24,335
Intelsat Jackson Holdings S.A.	(n)(p)	Telecommunication Services	7.5%		4/1/21	18,623	13,754	14,084
Intelsat Jackson Holdings S.A.	(n)(p)	Telecommunication Services	5.5%		8/1/23	35,482	23,313	24,616
Northern Oil and Gas, Inc.	(n)(p)	Energy	8.0%		6/1/20	33,443	27,691	25,126
Ocean Rig UDW Inc.	(m)(n)(o)	Energy	7.3%		4/1/19	10,000	9,608	4,750
PriSo Acquisition Corp.	(o)(p)	Capital Goods	9.0%		5/15/23	36,867	36,555	35,853
Samson Investment Co.	(f)(i)(n)(q)	Energy	9.8%		2/15/20	89,580	13,659	3,695
SolarCity Corporation	(n)	Capital Goods	2.8%		11/1/18	717	505	577
SolarCity Corporation	(f)(p)	Capital Goods	1.6%		11/1/19	52,719	37,488	40,396
SunGard Availability Services Capital, Inc.	(n)(o)(p)	Software & Services	8.8%		4/1/22	40,449	27,420	26,472
Valeant Pharmaceuticals International, Inc.	(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	7.3%		7/15/22	2,016	1,773	1,870
Valeant Pharmaceuticals International, Inc.	(n)(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	5.5%		3/1/23	4,975	4,258	4,263
Valeant Pharmaceuticals International, Inc.	(n)(o)	Pharmaceuticals, Biotechnology & Life Sciences	5.9%		5/15/23	1,460	1,210	1,262
Valeant Pharmaceuticals International, Inc.	(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	6.1%		4/15/25	9,083	7,430	7,834
Western Digital Corp.	(o)(p)	Technology Hardware & Equipment	10.5%		4/1/24	34,290	34,461	39,755

Total Subordinated Debt							480,007	471,805

Collateralized Securities—3.7%
Cedar Funding IV CLO, Ltd. 2014-4A Class Subord.	(n)(o)	Diversified Financials	15.6%		10/23/26	1,000	719	786
CGMS CLO 2014-1A, Ltd. Class Subord.	(n)(o)	Diversified Financials	11.9%		4/17/25	8,000	5,330	5,842
CGMS CLO 2015-1A, Ltd. Class Subord.	(n)(o)	Diversified Financials	16.1%		4/20/27	5,000	3,145	3,409
Deutsche Bank AG Frankfurt Credit-Linked Notes	(n)(o)	Diversified Financials	13.4%		1/28/24	30,000	30,000	30,000
Palmer Square CLO 2015-1A, Ltd. Class Subord.	(n)(o)	Diversified Financials	15.5%		5/21/27	1,000	686	750
THL Credit Wind River 2013-2A CLO Ltd. Income Notes	(n)(o)	Diversified Financials	14.3%		1/18/26	6,000	3,570	3,814
VOYA CLO 2014-3A, Ltd. Class Subord.	(n)(o)	Diversified Financials	12.3%		7/25/26	5,000	3,003	2,903

Total Collateralized Securities							46,453	47,504

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—9.1%
Aspect Software, Inc., Common Equity	(i)(s)	Software & Services		605,504	$29,912	$42,627
Cheniere Energy Partners LP Holdings, LLC, Common Equity	(n)	Energy		140,077	2,477	3,185
Enviva Partners, LP, Common Equity	(n)	Energy		664,178	11,387	17,926
Fairway Group Acquisition Co., Common Equity	(i)	Food & Staples Retailing		76,517	2,458	3,520
Federal Home Loan Mortgage Corp., Preferred Equity	(i)(n)	Real Estate	5.1%	5,915	44	35
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(i)(n)	Real Estate	5.0%	18,232	303	81
Federal Home Loan Mortgage Corp., Series K Preferred Equity	(i)(n)	Real Estate	5.8%	10,575	176	52
Federal Home Loan Mortgage Corp., Series O Preferred Equity	(i)(n)	Real Estate	5.8%	10,210	169	52
Federal Home Loan Mortgage Corp., Series R Preferred Equity	(i)(n)	Real Estate	5.7%	36,720	244	176
Federal Home Loan Mortgage Corp., Series S Preferred Equity	(i)(n)	Real Estate	4.0%	27,893	204	127
Federal Home Loan Mortgage Corp., Series U Preferred Equity	(i)(n)	Real Estate	5.9%	9,600	36	27
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(i)(n)	Real Estate	5.6%	66,000	632	156
Federal Home Loan Mortgage Corp., Series W Preferred Equity	(i)(n)	Real Estate	5.7%	59,691	260	155
Federal Home Loan Mortgage Corp., Series X Preferred Equity	(i)(n)	Real Estate	6.0%	236,748	1,024	568
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(f)(i)(n)	Real Estate	7.9%	3,060,379	14,262	10,650
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(i)(n)	Real Estate	5.4%	34	579	357
Federal National Mortgage Association, Series F Preferred Equity	(i)(n)	Real Estate	CMT-16	15,106	263	77
Federal National Mortgage Association, Series H Preferred Equity	(i)(n)	Real Estate	5.8%	25,804	392	125
Federal National Mortgage Association, Series R Preferred Equity	(i)(n)	Real Estate	7.6%	66,000	624	195
Federal National Mortgage Association, Series S Preferred Equity	(f)(i)(n)	Real Estate	7.8%	2,297,747	9,744	8,065
Federal National Mortgage Association, Series T Preferred Equity	(i)(n)	Real Estate	8.3%	140,833	831	514
iStar Inc., Series D Preferred Equity	(n)	Real Estate	8.0%	133,196	2,991	3,253
iStar Inc., Series G Preferred Equity	(n)	Real Estate	7.7%	7,045	160	172
iStar Inc., Series I Preferred Equity	(n)	Real Estate	7.5%	163,499	3,623	3,980
Northern Oil and Gas, Inc., Common Equity	(i)(n)	Energy		285,627	1,116	765
TE Holdings, LLC, 8.0% PIK, Preferred Equity	(i)	Energy	8.0% PIK (8.0% Max PIK)	216,711	2,164	2,113
TE Holdings, LLC, Common Equity	(i)(r)	Energy		326,925	2,779	2,370
Warrior Met Coal, LLC, Common Equity, Class A Units	(i)	Materials		20,804	2,278	3,828

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Warrior Met Coal, LLC, Common Equity, Class B Units	(i)	Materials		47,983	$3,398	$8,829
White Star Petroleum Holdings, LLC, Common Equity	(i)(r)	Energy		2,969,914	2,524	2,821

Total Equity/Other					97,054	116,801

TOTAL INVESTMENTS—131.0%					$1,695,364	1,679,026

Liabilities in Excess of Other Assets—(31.0%)	(j)					(397,029)

NET ASSETS—100.0%						$1,281,997

Shares Outstanding						166,083,049

Net Asset Value per Common Share at End of Period						$7.72

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	10/17/16	USD	45,022	EUR	40,000	$39
JPMorgan Chase Bank, N.A.	10/17/16	USD	89,696	GBP	68,000	$1,179

EUR—Euro.

GBP—British Pound.

USD—U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2016(k)	Industry	Fixed Deal Pay Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid	Unrealized Appreciation (Depreciation)
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	24.3%	Consumer Durables & Apparel	5.0%	9/20/19	$(5,000)	$1,818	$870	$948
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	25.4%	Consumer Durables & Apparel	5.0%	12/20/19	(2,000)	796	403	393

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2016

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2016, the three-month London Interbank Offered Rate (“L”) was 0.85% and the two-year Constant Maturity Treasury Rate (“CMT”) was 0.77%.
(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited consolidated financial statements.
(e)	Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.
(f)	Position or portion thereof unsettled as of September 30, 2016.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of credit default swap positions and forward foreign currency exchange contracts.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof on loan as of September 30, 2016.
(n)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(o)	Restricted security as to resale. As of September 30, 2016, the Fund held 37.4% of its net assets, with a fair value of $480,056, in restricted securities.
(p)	Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage, Inc. (“BNPP”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNPP.
(q)	Security was on non-accrual status as of September 30, 2016.
(r)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(s)	Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2016, the Fund held investments in one portfolio company of which it is deemed to be an “affiliated person” but is not deemed to “control”. The following table presents certain information with respect to such portfolio company for the nine months ended September 30, 2016:

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2016

(in thousands, except share and per share amounts)

Portfolio Company	Fair Value at December 31, 2015	Purchases and Paid-in-kind Interest	Sales and Redemptions	Accretion of Discount	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2016	Interest Income	Fee Income	Dividend Income
Senior Secured Loans—First Lien
Aspect Software, Inc.(1)	—	$1,726	—	—	—	$24	$1,750	$23	$147	—
Aspect Software, Inc.	—	$7,183	$(45)	—	—	$71	$7,209	$270	—	—
Subordinated Debt
Aspect Software, Inc.	—	$5,709	—	—	—	—	$5,709	$60	—	—
Equity/Other
Aspect Software, Inc., Common Equity	—	$29,912	—	—	—	$12,715	$42,627	—	—	—

(1)	Security includes a partially unfunded commitment with an amortized cost of $628 and a fair value of $634.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2015 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2016.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2016:

	September 30, 2016
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$512,888	$486,553	29%
Senior Secured Loans—Second Lien	196,223	199,537	12%
Senior Secured Bonds	362,739	356,826	21%
Subordinated Debt	480,007	471,805	28%
Collateralized Securities	46,453	47,504	3%
Equity/Other	97,054	116,801	7%

Total	$1,695,364	$1,679,026	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of September 30, 2016, the Fund did not “control” any of its portfolio companies and except for Aspect Software, Inc., in which the Fund had two senior secured loans, one of which was a partially unfunded commitment, a subordinated debt investment and an equity/other investment, the Fund was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2016, the Fund had four senior secured loan investments with aggregate unfunded commitments of $35,911. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2016:

	September 30, 2016
Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$9,275	1%
Capital Goods	220,321	13%
Commercial & Professional Services	17,480	1%
Consumer Durables & Apparel	24,832	2%
Consumer Services	107,607	6%
Diversified Financials	63,254	4%
Energy	137,955	8%
Food & Staples Retailing	15,784	1%
Food, Beverage & Tobacco	23,018	1%
Health Care Equipment & Services	10,915	1%
Insurance	74,080	4%
Materials	88,056	5%
Media	141,367	8%
Pharmaceuticals, Biotechnology & Life Sciences	50,699	3%
Real Estate	49,889	3%
Retailing	45,969	3%
Software & Services	273,209	16%
Technology Hardware & Equipment	99,488	6%
Telecommunication Services	150,279	9%
Transportation	75,549	5%

Total	$1,679,026	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2016:

	September 30, 2016
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$1,296,528	77%
Europe	297,808	18%
Other	84,690	5%

Total	$1,679,026	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2016, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2016
Level 1—Price quotations in active markets	$50,693
Level 2—Significant other observable inputs	—
Level 3—Significant unobservable inputs	1,628,333

Total	$1,679,026

As of September 30, 2016, the Fund’s forward foreign currency exchange contracts and credit default swaps were categorized as follows in the fair value hierarchy:

	September 30, 2016
Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$—
Level 2—Significant other observable inputs	1,218	—
Level 3—Significant unobservable inputs	2,614	—

Total	$3,832	$—

The following is a reconciliation for the nine months ended September 30, 2016 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Nine Months Ended September 30, 2016
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$429,918	$116,853	$201,436	$220,165	$14,615	$6	$982,993
Accretion of discount (amortization of premium)	8,848	738	5,362	8,332	—	—	23,280
Net realized gain (loss)	(2,796)	(8,669)	(52,612)	(11,358)	—	(6)	(75,441)
Net change in unrealized appreciation (depreciation)	18,451	20,645	50,515	54,495	3,392	20,602	168,100
Purchases	351,643	94,196	402,799	575,363	31,454	45,526	1,500,981
Paid-in-kind interest	214	119	286	191	—	—	810
Sales and redemptions	(319,725)	(24,345)	(250,960)	(375,383)	(1,957)	(20)	(972,390)
Net transfers in or out of Level 3	—	—	—	—	—	—	—

Fair value at end of period	$486,553	$199,537	$356,826	$471,805	$47,504	$66,108	$1,628,333

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$1,461	$8,977	$13,960	$25,681	$3,392	$20,596	$74,067

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the nine months ended September 30, 2016 of credit default swaps—sell protection for which significant unobservable inputs (Level 3) were used in determining fair value:

Nine Months Ended September 30, 2016
Fair value at beginning of period	$(5,045)
Net realized gain (loss)	(2,735)
Net change in unrealized appreciation (depreciation)	3,671
Swap premiums received	—
Coupon payments received	(121)
Premiums paid on exit	4,230
Net transfers in or out of Level 3	—

Fair value at end of period	$—

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—sell protection still held at the reporting date	$—

The following is a reconciliation for the nine months ended September 30, 2016 of credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value:

Nine Months Ended September 30, 2016
Fair value at beginning of period	$18,351
Net realized gain (loss)	(4,288)
Net change in unrealized appreciation (depreciation)	(3,600)
Swap premiums paid	8,325
Coupon payments paid	635
Premiums received on exit	(16,809)
Net transfers in or out of Level 3	—

Fair value at end of period	$2,614

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—buy protection still held at the reporting date	$534

Item 2.	Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—A

By:	/S/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	November 17, 2016

By:	/S/ WILLIAM GOEBEL
	Name:	William Goebel
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	November 17, 2016